Submission	Aug. 26, 2024
Submission [Line Items]
Central Index Key	0000106040
Registrant Name	WESTERN DIGITAL CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES